Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.
Entity Central Index Key	0001169187
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000126665
Shareholder Report [Line Items]
Fund Name	Institutional Long Duration Credit Fund
Trading Symbol	RPLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Long Duration Credit Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Long Duration Credit Fund	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The longer-maturity bond market generated positive returns over the one-year period ended May 31, 2026, driven primarily by elevated coupon income. Long-end credit spreads tightened over the period as heavy supply was consistently met with robust demand. Longer-dated Treasury yields ultimately ended the period slightly higher with 10- and 30-year yields pushing back toward 5% following the outbreak of the U.S.-Iran war as investors demanded greater compensation for inflation risk, elevated Treasury issuance, and a deteriorating fiscal outlook.

  The fund’s security selection within corporate bonds and government agency debt aided performance relative to its style-specific benchmark, the Bloomberg U.S. Long Credit Bond Index. The fund’s use of credit derivatives to gain exposure to investment-grade and high yield credit added value. A modest overweight allocation to the government agency sector on a risk-adjusted basis also generated positive relative returns.

  Interest rate management detracted relative to the style-specific benchmark over the period. Specifically, the fund’s underweight average duration positioning earlier in the period hindered performance as rates initially moved lower into year-end.

  The fund seeks to provide high income. The fund’s allocation to U.S. government bonds fell while allocations to U.S. investment-grade corporate bonds and emerging market corporates increased over the year. The fund also decreased exposure to emerging market sovereign and quasi-sovereign debt.

  The fund had material exposure to derivatives, including credit derivatives, which contributed on an absolute basis. The fund also held interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Fund	Regulatory Benchmark	Strategy Benchmark
2016	1,000,000	1,000,000	1,000,000
2016	1,069,573	1,023,232	1,076,759
2016	984,728	990,807	992,628
2017	1,017,392	1,000,833	1,030,624
2017	1,044,772	1,015,786	1,061,997
2017	1,079,251	1,028,272	1,097,714
2017	1,084,811	1,022,653	1,108,506
2018	1,051,422	1,005,888	1,079,584
2018	1,041,859	1,011,981	1,071,508
2018	1,050,443	1,017,482	1,078,202
2018	1,006,615	1,008,928	1,029,284
2019	1,068,755	1,037,772	1,090,212
2019	1,155,804	1,076,751	1,171,629
2019	1,292,499	1,120,984	1,304,760
2019	1,284,939	1,117,803	1,299,604
2020	1,374,545	1,159,012	1,380,573
2020	1,353,697	1,178,133	1,343,668
2020	1,430,842	1,193,551	1,412,040
2020	1,483,851	1,199,222	1,467,676
2021	1,410,401	1,175,048	1,388,401
2021	1,413,059	1,173,363	1,388,057
2021	1,500,190	1,192,544	1,463,733
2021	1,502,619	1,185,390	1,462,052
2022	1,373,717	1,143,977	1,330,579
2022	1,205,535	1,076,889	1,179,307
2022	1,156,721	1,055,212	1,131,186
2022	1,119,185	1,033,191	1,100,674
2023	1,122,441	1,032,761	1,101,730
2023	1,143,604	1,053,813	1,126,020
2023	1,127,329	1,042,620	1,118,880
2023	1,124,860	1,045,380	1,123,017
2024	1,171,585	1,067,123	1,162,866
2024	1,168,020	1,067,571	1,158,632
2024	1,240,472	1,118,697	1,227,502
2024	1,244,472	1,117,251	1,233,646
2025	1,242,342	1,129,104	1,226,815
2025	1,197,213	1,125,849	1,188,954
2025	1,241,649	1,153,782	1,233,714
2025	1,294,592	1,180,948	1,285,530
2026	1,313,533	1,199,792	1,300,107
2026	1,293,462	1,183,642	1,282,407

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional Long Duration Credit Fund	8.04%	-1.75%	2.61%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. Long Credit Bond Index (Strategy Benchmark)	7.86	-1.57	2.52

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 201,165,000
Holdings Count | Holding	451
Advisory Fees Paid, Amount	$ 923,000
InvestmentCompanyPortfolioTurnover	30.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$201,165 Number of Portfolio Holdings451
Holdings [Text Block]
Table Summary
Corporate Bonds	83.9%
Municipal Securities	6.0
Foreign Government Obligations & Municipalities	5.5
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.7
Securities Lending Collateral	1.7
U.S. Government & Agency Mortgage-Backed Securities	0.4
Short-Term and Other	-0.2

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Bonds	2.7%
UnitedHealth Group	2.2
AT&T	2.2
Oracle	1.7
United Mexican States	1.5
Goldman Sachs Group	1.5
CVS Health	1.4
JPMorgan Chase	1.4
Verizon Communications	1.3
Wells Fargo	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless